Financial Risk Management and Financial Instruments - Schedule of Marketable Securities Specified BY Investment Grade Credit Rating (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial marketable securities	€ 343,358	€ 249,558
Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial marketable securities	342,731	249,530
Credit risk [member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial marketable securities	343,358	249,558
Credit risk [member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial marketable securities	342,731	249,530
Credit risk [member] | Prime [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	0	7,716
Credit risk [member] | Prime [Member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	0	7,714
Credit risk [member] | High Grade [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	144,307	142,339
Credit risk [member] | High Grade [Member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	144,030	142,352
Credit risk [member] | Upper Medium Grade [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	196,909	99,503
Credit risk [member] | Upper Medium Grade [Member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	196,566	99,464
Credit risk [member] | Lower Medium Grade [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	2,142	0
Credit risk [member] | Lower Medium Grade [Member] | Financial assets at fair value, class [member]
Disclosure Of Marketable Securities Specified By Investment Grade Credit Rating [Line Items]
Financial assets	€ 2,135	€ 0